Nature of Business and Organization - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Ohmyhome (BVI) Limited [Member]
Schedule of Subsidiaries [Line Items]
Background	● A BVI company ● Incorporated on July 27, 2022
Ownership %	100.00%
Principal of activity	Investment holding
Ohmyhome (S) [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Singapore company ● Incorporated on June 12, 2015
Ownership %	100.00%
Principal of activity	Principally engaged in the provision of a one-stop-shop property platform for its customers
Ohmyhome Property Management Pte. Ltd. (Formerly known as Simply Sakal Pte. Ltd.) [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Singapore company ● Incorporated on January 4, 1995 ● Acquired by Ohmyhome (BVI) on October 6, 2023 ● Changed its entity name to Ohmyhome Property Management Pte. Ltd. on November 8, 2023
Ownership %	100.00%
Principal of activity	Principally engaged in the provision of estate management services for residential, commercial and industrial real estate in Singapore.
Ohmyhome Property Inc. [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Philippine company ● Incorporated on September 10, 2020
Ownership %	100.00%
Principal of activity	Principally engaged in the provision of brokerage service for its customers.
Ohmyhome Renovation Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Singapore company ● Incorporated on March 5, 2020
Ownership %	100.00%
Principal of activity	Principally engaged in design and build, project management for interior decoration projects for residential and commercial units.
The DreamR II Pte. Ltd. (Formerly known as Ohmyhome Insurance Pte. Ltd.) [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Singapore company ● Incorporated on March 5, 2020 ● Changed its entity name from Ohmyhome Insurance Pte. Ltd. to The DreamR II Pte. Ltd. on April 8, 2025
Ownership %	100.00%
Principal of activity	Dormant
Cora.Pro Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Singapore company ● Incorporated on May 31, 2020
Ownership %	100.00%
Principal of activity	Principally engaged in distributing technology platform product for property management firms and developers to facilitate communication, facility booking, fee and tax payments.
DreamR Project Pte. Ltd. (formerly known as Ganze Pte. Ltd.) [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Singapore company ● Incorporated on December 7, 2021 ● Changed its entity name from Ganze Pte. Ltd. To DreamR Project Pte. Ltd. on June 5,2023
Ownership %	100.00%
Principal of activity	Principally engaged in interior decoration projects of high-end residential and commercial units.
Ohmyhome Sdn. Bhd. (“Ohmyhome (M)”) [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Malaysia company ● Incorporated on January 17, 2019
Ownership %	49.00%
Principal of activity	Principally engaged in the provision of a one-stop-shop property platform for its customers in Malaysia
Ohmyhome Realtors Sdn. Bhd. [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Malaysia company ● Incorporated on January 17, 2019 [1]
Ownership %	49.00%
Principal of activity	Principally engaged in the provision of brokerage service for its customers
Ohswiftwing Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Background	● A Singapore company ● Incorporated on July 21, 2025
Ownership %	100.00%
Principal of activity	principally engaging in the provision of digital marketing services

[1]	Where less than 50% of the equity interest held in the investee, management has exercised significant judgement and determine that the investee should be consolidated as a subsidiary of the Group, as the Group controls the operating and financing activities and decisions that significantly affect performance and distributions of the investee, through control of their board of directors.